Translation (losses)/gains (Tables)	12 Months Ended
Jun. 30, 2020
Translation (losses)/gains
Schedule of translation gains/(losses)

for the year ended 30 June	2020 Rm	2019 Rm	2018 Rm
Arising from
Trade and other receivables	1 275	98	132
Trade and other payables	(891)	(372)	(354)
Foreign currency loans*	(6 946)	965	(103)
Other	20	(87)	314
	(6 542)	604	(11)

Business segmentation
Mining	(10)	(19)	(18)
Exploration and Production International	(560)	(79)	289
Energy	(360)	(337)	(45)
Base Chemicals	546	(124)	(5)
Performance Chemicals	352	51	45
Group Functions	(6 510)	1 112	(277)

Total operations	(6 542)	604	(11)

*Relates to intergroup exposure on foreign currency loans. A portion of the LCCP has been financed with US dollar funds through intergroup loans.